Related-Party Transactions (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Virginia Electric and Power Company
Related Party Transaction [Line Items]
Commodity purchases from affiliates		$ 930	$ 674	$ 571
Services provided by affiliates	[1]	450	453	454
Virginia Electric and Power Company | Affiliated Entity
Related Party Transaction [Line Items]
Services provided to related parties		24	25	22
Dominion Energy Gas Holdings, LLC
Related Party Transaction [Line Items]
Services provided to related parties	[2]	260	190	131
Commodity purchases from affiliates		168	173	114
Services provided by affiliates	[3]	169	193	159
Other receivables	[4]	13	12
Customer receivables from related parties			2
Dominion Energy Gas Holdings, LLC | Affiliated Entity
Related Party Transaction [Line Items]
Services provided to related parties		0	10	$ 5
Imbalances receivable from affiliates		16	$ 10
Imbalances payable to affiliates	[5]	$ 4

[1]	Includes capitalized expenditures of $145 million, $144 million and $144 million for the year ended December 31, 2018, 2017 and 2016, respectively.
[2]	Includes amounts attributable to Atlantic Coast Pipeline, a related party VIE.
[3]	Includes capitalized expenditures of $37 million, $53 million and $60 million for the year ended December 31, 2018, 2017 and 2016, respectively.
[4]	Represents amounts due from Atlantic Coast Pipeline, a related party VIE.
[5]	Amounts are presented in other current liabilities in Dominion Energy Gas’ Consolidated Balance Sheets.